JPMorgan Hedged Equity Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 1.3%
Northrop Grumman Corp.	83	39,091
Raytheon Technologies Corp.	1,294	105,921
Textron, Inc.	789	45,973
		190,985
Air Freight & Logistics — 1.2%
FedEx Corp.	234	34,678
United Parcel Service, Inc., Class B (a)	874	141,246
		175,924
Airlines — 0.1%
Southwest Airlines Co. *	358	11,050
Auto Components — 0.1%
Magna International, Inc. (Canada)	427	20,227
Automobiles — 2.5%
General Motors Co.	533	17,119
Rivian Automotive, Inc., Class A *	153	5,020
Tesla, Inc. * (a)	1,293	342,850
		364,989
Banks — 3.8%
Bank of America Corp. (a)	4,542	137,167
Citigroup, Inc.	723	30,118
Fifth Third Bancorp	1,834	58,611
SVB Financial Group *	48	15,936
Truist Financial Corp.	1,105	48,129
US Bancorp (a)	2,834	114,253
Wells Fargo & Co. (a)	4,017	161,580
		565,794
Beverages — 2.1%
Coca-Cola Co. (The) (a)	3,194	178,943
Constellation Brands, Inc., Class A	256	58,878
PepsiCo, Inc.	396	64,569
		302,390
Biotechnology — 3.0%
AbbVie, Inc. (a)	1,464	196,464
Biogen, Inc. * (a)	167	44,521
BioMarin Pharmaceutical, Inc. *	113	9,553
Neurocrine Biosciences, Inc. *	114	12,140
Regeneron Pharmaceuticals, Inc. *	137	94,784
Vertex Pharmaceuticals, Inc. *	288	83,326
		440,788
Building Products — 0.9%
Masco Corp.	767	35,813
Trane Technologies plc	626	90,614
		126,427

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.4%
Ameriprise Financial, Inc.	102	25,623
CME Group, Inc.	117	20,653
Intercontinental Exchange, Inc.	739	66,763
Morgan Stanley	864	68,268
Raymond James Financial, Inc.	298	29,458
S&P Global, Inc.	234	71,576
State Street Corp.	419	25,498
T. Rowe Price Group, Inc.	499	52,400
		360,239
Chemicals — 1.8%
Air Products and Chemicals, Inc.	109	25,416
Celanese Corp.	108	9,776
DuPont de Nemours, Inc.	546	27,521
Eastman Chemical Co.	571	40,555
Linde plc (United Kingdom)	406	109,489
PPG Industries, Inc.	510	56,438
		269,195
Commercial Services & Supplies — 0.1%
Cintas Corp. (a)	49	19,219
Communications Equipment — 0.2%
Motorola Solutions, Inc.	121	26,994
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	86	27,861
Consumer Finance — 1.0%
American Express Co. (a)	940	126,860
Capital One Financial Corp.	138	12,730
		139,590
Containers & Packaging — 0.1%
Avery Dennison Corp.	116	18,938
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B * (a)	798	213,012
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc. (a)	446	16,924
Electric Utilities — 1.9%
Evergy, Inc.	314	18,632
Exelon Corp. (a)	2,577	96,557
FirstEnergy Corp.	1,126	41,647
NextEra Energy, Inc. (a)	1,513	118,623
		275,459
Electrical Equipment — 0.6%
Eaton Corp. plc	685	91,396
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	430	12,467

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — 0.1%
Baker Hughes Co.	556	11,664
Entertainment — 0.7%
Netflix, Inc. * (a)	294	69,240
Walt Disney Co. (The) *	283	26,712
		95,952
Equity Real Estate Investment Trusts (REITs) — 2.6%
Camden Property Trust	425	50,723
Duke Realty Corp.	260	12,532
Equinix, Inc.	72	41,195
Equity LifeStyle Properties, Inc.	448	28,155
Host Hotels & Resorts, Inc.	1,355	21,512
Kimco Realty Corp.	864	15,912
Prologis, Inc.	873	88,656
SBA Communications Corp.	134	38,058
Sun Communities, Inc.	259	35,126
UDR, Inc.	206	8,581
Ventas, Inc.	1,229	49,374
		389,824
Food & Staples Retailing — 0.9%
Costco Wholesale Corp. (a)	276	130,314
Food Products — 0.5%
Hershey Co. (The)	95	20,879
Mondelez International, Inc., Class A (a)	890	48,795
		69,674
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	774	74,861
Baxter International, Inc.	1,057	56,941
Boston Scientific Corp. * (a)	1,660	64,274
Dexcom, Inc. *	80	6,437
Intuitive Surgical, Inc. *	346	64,938
Medtronic plc (a)	691	55,782
Zimmer Biomet Holdings, Inc.	342	35,766
		358,999
Health Care Providers & Services — 3.7%
Centene Corp. * (a)	1,166	90,770
Elevance Health, Inc.	202	91,563
Humana, Inc.	61	29,548
McKesson Corp.	119	40,580
UnitedHealth Group, Inc. (a)	567	286,201
		538,662
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc. * (a)	41	67,646
Chipotle Mexican Grill, Inc. *	51	76,013
Expedia Group, Inc. *	280	26,261

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Marriott International, Inc., Class A	323	45,251
McDonald's Corp. (a)	489	112,832
Royal Caribbean Cruises Ltd. *	103	3,909
Yum! Brands, Inc.	219	23,299
		355,211
Household Durables — 0.5%
Lennar Corp., Class A	777	57,912
PulteGroup, Inc.	118	4,421
Toll Brothers, Inc.	373	15,666
		77,999
Household Products — 1.7%
Colgate-Palmolive Co.	825	57,921
Kimberly-Clark Corp.	424	47,772
Procter & Gamble Co. (The) (a)	1,160	146,509
		252,202
Industrial Conglomerates — 0.9%
Honeywell International, Inc. (a)	771	128,717
Insurance — 2.0%
Aon plc, Class A	178	47,672
Globe Life, Inc.	73	7,252
Progressive Corp. (The) (a)	952	110,702
Prudential Financial, Inc.	184	15,808
Travelers Cos., Inc. (The)	733	112,251
		293,685
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A * (a)	3,652	349,346
Alphabet, Inc., Class C * (a)	2,678	257,451
Meta Platforms, Inc., Class A * (a)	1,283	174,127
ZoomInfo Technologies, Inc., Class A *	395	16,456
		797,380
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc. * (a)	4,684	529,260
IT Services — 4.1%
Accenture plc, Class A	542	139,567
Affirm Holdings, Inc. *	394	7,382
FleetCor Technologies, Inc. *	297	52,381
Mastercard, Inc., Class A (a)	678	192,637
Visa, Inc., Class A (a)	1,207	214,389
		606,356
Life Sciences Tools & Services — 1.8%
Danaher Corp.	361	93,336
Thermo Fisher Scientific, Inc. (a)	346	175,516
		268,852

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.9%
Deere & Co. (a)	375	125,058
Dover Corp.	261	30,486
Ingersoll Rand, Inc.	194	8,397
Otis Worldwide Corp.	803	51,225
Parker-Hannifin Corp.	277	67,174
		282,340
Media — 1.2%
Charter Communications, Inc., Class A * (a)	214	64,790
Comcast Corp., Class A (a)	3,232	94,791
Fox Corp., Class A	158	4,864
Interpublic Group of Cos., Inc. (The)	192	4,913
		169,358
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	585	15,995
Nucor Corp.	181	19,344
		35,339
Multiline Retail — 0.3%
Target Corp.	279	41,356
Multi-Utilities — 1.2%
Ameren Corp.	583	46,977
CenterPoint Energy, Inc.	1,629	45,889
Sempra Energy	524	78,572
		171,438
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp. (a)	175	25,097
ConocoPhillips (a)	1,644	168,254
Coterra Energy, Inc.	1,126	29,398
Diamondback Energy, Inc.	708	85,322
EOG Resources, Inc. (a)	775	86,598
Exxon Mobil Corp. (a)	2,308	201,530
Phillips 66	470	37,921
Pioneer Natural Resources Co. (a)	128	27,717
		661,837
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co. (a)	2,259	160,561
Eli Lilly & Co. (a)	511	165,128
Johnson & Johnson (a)	889	145,187
Merck & Co., Inc.	1,087	93,658
Pfizer, Inc.	1,089	47,665
		612,199

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	176	16,209
Leidos Holdings, Inc.	518	45,344
		61,553
Road & Rail — 1.0%
Norfolk Southern Corp. (a)	386	80,858
Uber Technologies, Inc. *	518	13,730
Union Pacific Corp.	257	50,131
		144,719
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc. * (a)	1,288	81,630
Analog Devices, Inc.	826	115,148
Applied Materials, Inc.	179	14,652
Lam Research Corp. (a)	292	106,806
Microchip Technology, Inc.	624	38,095
Micron Technology, Inc.	399	19,960
NVIDIA Corp. (a)	1,085	131,729
NXP Semiconductors NV (China)	701	103,398
QUALCOMM, Inc.	311	35,157
Teradyne, Inc.	252	18,923
Texas Instruments, Inc. (a)	1,003	155,229
		820,727
Software — 8.5%
Adobe, Inc. *	244	67,176
Fortinet, Inc. *	337	16,559
Intuit, Inc. (a)	266	103,089
Microsoft Corp. (a)	4,180	973,514
Oracle Corp.	540	32,965
Salesforce, Inc. * (a)	245	35,188
Workday, Inc., Class A *	191	29,079
		1,257,570
Specialty Retail — 3.1%
AutoNation, Inc. *	212	21,637
AutoZone, Inc. * (a)	18	37,704
Best Buy Co., Inc. (a)	718	45,494
Burlington Stores, Inc. *	84	9,399
Home Depot, Inc. (The) (a)	266	73,359
Lowe's Cos., Inc. (a)	831	156,016
O'Reilly Automotive, Inc. *	103	72,645
TJX Cos., Inc. (The)	646	40,124
		456,378
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc. (a)	7,349	1,015,653
Seagate Technology Holdings plc	932	49,595
		1,065,248

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	788	65,516
Tobacco — 0.8%
Altria Group, Inc. (a)	1,328	53,634
Philip Morris International, Inc.	744	61,769
		115,403
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	575	77,162
Total Common Stocks (Cost $12,270,655)		14,612,762
	NO. OF CONTRACTS
Options Purchased — 3.3%
Put Options Purchased — 3.3%
Index Funds — 3.3%
S&P 500 Index
12/30/2022 at USD 3,390.00, European Style
Notional Amount: USD 14,742,635
Counterparty: Exchange-Traded * (Cost $469,463)	41,116	481,879
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.70% (b) (c) (Cost $236,166)	236,166	236,166
Total Investments — 104.1% (Cost $12,976,284)		15,330,807
Liabilities in Excess of Other Assets — (4.1)%		(605,071)
NET ASSETS — 100.0%		14,725,736

Percentages indicated are based on net assets.

Abbreviations
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	751	12/16/2022	USD	135,349	(3,172)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	41,116	USD 14,742,635	USD 3,835.00	12/30/2022	(354,214)
Written Put Options Contracts as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	41,116	USD 14,742,635	USD 2,860.00	12/30/2022	(136,094)
Total Written Options Contracts (Premiums Received $484,306)						(490,308)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,330,807	$—	$—	$15,330,807
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3,172)	$—	$—	$(3,172)
Options Written (a)
Call Options Written	(354,214)	—	—	(354,214)
Put Options Written	(136,094)	—	—	(136,094)
Total Depreciation in Other Financial Instruments	$(493,480)	$—	$—	$(493,480)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.70% (a) (b)	$—	$820,063	$583,897	$—	$—	$236,166	236,166	$799	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.